Shareholder Report, Holdings (Details) - C000031655	Oct. 31, 2024
Steel Producers
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Insurance Brokers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Casinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Specialty & Generic Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Coal Mining
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Data Processing & Outsourced Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Private Equity
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Wealth Management
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Banks
Holdings [Line Items]
Percent of Net Asset Value	34.00%